INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 15,932	$ 7,321
Accumulated depreciation [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(11,659)	(3,443)
Impairment [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(13,280)	(4,439)
Cost [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 40,871	$ 15,203